UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21329

AGILE FUNDS, INC.
(Exact name of registrant as specified in charter)

4909 Pearl East Circle, Suite 300, Boulder, Colorado 80301
(Address of principal executive offices) (Zip code)

Marc Nicoloy
Tactical Allocation Services LLC
4909 Pearl East Circle, Suite 300
Boulder, Colorado 80301
(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (303) 440-6500

Date of fiscal year end: October 31

Date of reporting period: November 1, 2005 - April 30, 2006

Item 1 – Reports to Stockholders

SEMI-ANNUAL REPORT

April 30, 2006
(Unaudited)

President’s Letter
April 30, 2006 (Unaudited)

To Our Valued Shareholders:

The first six months of the fiscal year have seen strong performance for both the Agile Multi-Strategy Fund and for the markets. Over this time period, which began November 1, 2005, the Fund was up 6.76% while the S&P 500 Index returned 8.79%. Despite lagging the performance of the S&P 500, I am pleased overall with the Fund’s performance for the reasons described below.

A monthly comparison of the performance of the Fund to the S&P 500 Index shows that during the three best performing months of the S&P 500 Index (November, January and April), the Fund had lower performance. Conversely, the Fund outperformed the S&P 500 Index during each of the three relatively weaker months for the S&P 500 Index. This small amount of counter-correlation or non-correlation is one of the stated investment objectives of the Fund. And in fact, the Fund was up 1.55% in December, the only month during this period in which the S&P 500 Index had negative performance.

In aggregate over the period, the fixed-income arbitrage strategies contributed most negatively to the performance of the Fund. This was in part due to a residual effect of the devastating impact of hurricane Katrina and was primarily reflected in November. The long/short equity and event driven strategies contributed most positively. The performance of these two strategies helped the four monthly returns from December 2005 until March 2006 each rank in the top six monthly returns of the Fund since inception.

I mentioned in the last annual report that I felt a strong foundation had been created. And while the Fund’s recent strong performance seems to provide some evidence of that, I can assure you that those of us on the management team will not grow complacent, but will continue to search for ways to enhance the returns and lower the risks of the Fund.

Thank you again for your investment in the Agile-Multi Strategy Fund.

Sincerely,

Marc Nicolay
President/CEO

Certain portions of this letter may contain a discussion of positions and/or recommendations as of a specific prior date. Due to various factors, including changing market conditions, such discussion may no longer be reflective of current position(s) and/or recommendation(s). No reader should assume that any such discussion serves as the receipt of, or a substitute for, personalized advice from Tactical Allocation Services, Inc. or from any other investment professional. Past performance is not indicative of future results. Therefore, no reader should assume that future performance of any specific investment, investment strategy or product made reference to directly or indirectly in this newsletter, will be profitable or equal the corresponding indicated performance level(s). Different types of investments involve varying degrees of risk, and there can be no assurance that any specific investment will either be suitable or profitable for a specific reader’s investment portfolio.

Fund Expenses
April 30, 2006 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs (such as the 1% fee on redemption of Fund shares made within 60 days of purchase) and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on November 1, 2005 and held until April 30, 2006.

Actual Return. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expense Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical 5% Return. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. In addition, if these transaction fees were included, your costs would have been higher.

Agile Multi-Strategy Fund

	Beginning	Ending	Expense Paid
	Account Value	Account Value	During Period*
	11/01/05	4/30/06	(11/01/05-4/30/06)
Actual Fund Return	$1,000.00	$1,067.61	$23.46
Hypothetical Fund Return	$1,000.00	$1,002.10	$22.72

*  Expenses are equal to the Fund’s annualized expense ratio of 4.58%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the half-year period).

Strategy Breakdown
April 30, 2006 (Unaudited)

Performance

Comparison of Change in Value of $10,000 Investment in the Agile Multi-Strategy Fund and the Standard & Poor’s (“S&P”) 500 Index.

		Annualized
Performance	Since Inception	1 Year	Since Inception
Agile Multi-Strategy Fund	(2.10)%	6.64%	(0.93)%
S&P 500 Index	18.93%	15.40%	7.92%

The total return figures represent past performance and are not indicative of future results. Current performance may be higher or lower than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total return figures are net of all fund expenses and reflect all fee waivers. Without these fee waivers, total return would have been lower. To obtain most recent month-end performance call toll free 1.866.84.AGILE.

The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.

Standard & Poor’s 500 Index is a broad-based measurement of changes in stock market conditions based on the average performance of 500 widely-held common stocks. It is an unmanaged index.

Statement of Investments
April 30, 2006 (Unaudited)

	Shares	Market Value
COMMON STOCKS - 20.07%
AUTO PARTS & EQUIPMENT - 1.17%
Bandag, Inc.	6,000	$204,900
Mile Marker, Inc.	30,000	103,500
		308,400
BIOTECHNOLOGY - 0.32%
American Oriental Bioengineering, Inc.*	18,000	84,780

DIVERSIFIED FINANCIAL SERVICES - 1.63%
Hennessy Advisors, Inc.	3,000	82,500
NETeller PLC*	24,300	348,750
		431,250
FOOD - 1.57%
Industrias Bachoco S.A. de C.V.	8,000	164,800
Tesco PLC	14,000	249,200
		414,000
HEALTHCARE - SERVICES - 0.38%
Laboratory Corp. of America Holdings	1,755	100,210

INSURANCE - 1.41%
Berkshire Hathaway, Inc.*	38	112,176
Fidelity National Title Group, Inc.	12,000	259,920
		372,096
INTERNET - 1.19%
NetFlix, Inc.*	10,600	314,184

MINING - 1.83%
Dundee Precious Metals, Inc.*	22,100	280,730
Newmont Mining Corp.	3,500	204,260
		484,990
OIL & GAS - 3.12%
Exxon Mobil Corp.	4,500	283,860
Meridian Resource Corp.	49,500	192,060
Precision Drilling Trust	9,800	348,292
		824,212
RETAIL - 3.04%
Ark Restaurants Corp.	3,000	90,990
Barnes & Noble, Inc.	3,500	157,780
Costco Wholesale Corp.	3,900	212,277
Home Depot, Inc.	2,600	103,818
Sleep Country Canada Income Fund	9,700	239,004
		803,869
SEMICONDUCTORS - 0.72%
Cypress Semiconductors*	11,100	190,476

	Shares	Market Value

SOFTWARE - 1.78%
Intuit, Inc.*	4,100	222,097
Microsoft Corp.	8,400	202,860
Trintech Group PLC*	11,700	46,215
		471,172
TELECOMMUNICATIONS - 0.80%
Netgear, Inc.*	9,500	213,275

WATER - 1.11%
Pico Holdings, Inc.*	9,000	294,930

TOTAL COMMON STOCKS (Cost $4,647,540)		5,307,844

EXCHANGE-TRADED FUNDS - 4.36%
iShares Lehman 1-3 Year	4,621	369,449
iShares Lehman 7-10 Year	4,400	355,300
SPDR Trust Series 1	3,252	426,988

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,126,456)		1,151,737

WARRANTS - 54.88%
Agile Dynamic Fund Linked Warrant	562	14,510,840

TOTAL WARRANTS (Cost $12,828,260)		14,510,840

MONEY MARKET MUTUAL FUNDS - 1.12%
First American Prime Obligations Fund - Class A	100,856	100,856
First American Prime Obligations Fund - Class A	196,353	196,353

TOTAL MONEY MARKET MUTUAL FUNDS (Cost $297,209)		297,209

	Principal Amount
U.S. GOVERNMENT AGENCY OBLIGATIONS - 19.02%
Federal Home Loan Bank Discount Note Due 5/01/2006	5,028,000	5,028,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $5,028,000)		5,028,000

	Number of	Market
	Contracts	Value
PURCHASED OPTIONS - 0.50%
CALLS -
Laboratory Corp. of America Holdings*
Expiration: January, 2007, Exercise Price: $30.00	10	28,100

Microsoft Corp.
Expiration: January, 2008, Exercise Price: $20.00	12	7,260
		35,360
PUTS -
Interoil Corp.*
Expiration: January, 2008, Exercise Price: $25.00	21	25,830
iShares Russell 2000*
Expiration: August, 2006, Exercise Price: $75.00	80	19,000
iShares Russell 2000*
Expiration: November, 2006, Exercise Price: $75.00	23	7,475
KFX, Inc.*
Expiration: January, 2007, Exercise Price: $30.00	35	42,350
S&P Future
Expiration: June, 2006, Exercise Price: $1,100.00	17	2,337
		96,992
TOTAL PURCHASED OPTIONS (Cost $249,945)		132,352

Total Investments - 99.95% (Cost $24,177,410)		26,427,982

Other Assets in Excess of Liabilities - 0.05%		14,185

TOTAL NET ASSETS - 100.00%		$26,442,167

* Non-income producing security

See Notes to Financial Statements

SCHEDULE OF SECURITIES SOLD SHORT

Name	Shares	Value
Human Genome Science*	(8,000)	$(91,280)
Sunpower Corp.*	(3,800)	(145,996)
Texas Roadhouse, Inc.*	(13,500)	(203,850)
Total Securities Sold Short (Proceeds $431,458)		$(441,126)

SCHEDULE OF CALL OPTIONS WRITTEN

Name	Expiration Date	Exercise Price	Number of Contracts	Value
Costco Wholesale	January 2007	$55.00	(39)	$(15,990)
General Motors Corp.*	September 2006	25.00	(60)	(10,200)
General Motors Corp.*	January 2007	25.00	(35)	(9,537)
Globetel Comm.*	July 2006	5.00	(20)	(250)
Globetel Comm.*	October 2006	5.00	(20)	(700)
Home Depot, Inc.	January 2007	42.50	(26)	(6,240)
Human Genome Science*	October 2006	12.50	(65)	(7,800)
Interoil Corp.	September 2006	22.50	(60)	(2,850)
Interoil Corp.	January 2007	15.00	(40)	(11,100)
Intuit Inc.	January 2007	55.00	(26)	(13,390)
KFX, Inc.*	June 2006	17.50	(40)	(6,700)
KFX, Inc.*	September 2006	17.50	(30)	(7,725)
Meridian Resource Corp.*	July 2006	5.00	(89)	(890)
Meridian Resource Corp.*	October 2006	5.00	(271)	(6,098)
Netgear, Inc.*	September 2006	20.00	(25)	(9,250)
Netgear, Inc.*	December 2006	22.50	(70)	(20,300)
Newmont Mining Corp.	January 2007	55.00	(35)	(33,250)
Rambus, Inc.*	May 2006	40.00	(50)	(8,750)
Rambus, Inc.*	August 2006	40.00	(30)	(16,200)
Total Call Options Written (Proceeds $207,810)				$(187,220)

SCHEDULE OF PUT OPTIONS WRITTEN

Name	Expiration Date	Exercise Price	Number of Contracts	Value
S&P Future	June 2006	1,000.00	(17)	(638)
Total Put Options Written (Proceeds $53,499)				$(638)

OUTSTANDING FUTURES CONTRACTS

Name	Expiration Date	Number of Contracts	Unrealized Appreciation
CONTRACTS TO SELL
U.S. Long Bond	June 2006	1	2,780
			$2,780

See notes to Financial Statements

STATEMENT OF ASSETS & LIABILITIES
April 30, 2006 (Unaudited)

Assets:
Investments, at value (Cost — $24,177,410)	$26,427,982
Cash	448,832
Dividends receivable	4,119
Interest receivable	1,063
Receivable for portfolio shares sold	68,680
Receivable for investments sold	79,026
Deposit with broker for securities sold short	1,140,544
Total Assets	28,170,246
Liabilities:
Securities sold short (Proceeds $431,458)	441,126
Call options written at value (Premiums received $207,810)	187,220
Put options written at value (Premiums received $53,499)	638
Futures contracts	2,780
Foreign cash	446,847
Payable for investments purchased	189,088
Payable for portfolio shares redeemed	70,818
Accrued investment advisory fee	54,063
Accrued operating service fee	21,625
Accrued 12b-1 fee	17,347
Other payables	296,527
Total Liabilities	1,728,079
Net Assets	$26,442,167

Composition of Net Assets:
Paid in capital	28,214,109
Accumulated net investment loss	(2,533,200)
Accumulated net realized loss on investments, options, futures contracts, foreign currency transactions and securities sold short	(1,514,773)
Net unrealized appreciation in value of investments, options, futures contracts, securities sold short and translation of assets and liabilities denominated in foreign currencies	2,276,031
Net Assets	$26,442,167

Net asset value per share:
Net Assets	$26,442,167
Shares of common stock outstanding	2,699,926
(300,000,000 shares authorized at $0.001 par value)
Net asset value and redemption price per share	$9.79

See notes to Financial Statements

STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2006 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $2,325)	$48,174
Interest	123,582
Total Income	171,756
Expenses:
Investment advisory fee	334,183
Operating service fee	133,673
12b-1 fee	133,674
Miscellaneous	9,756
Total Expenses	611,286
Net Investment Loss	(439,530)
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investment securities	(59,211)
Futures contracts	(19,179)
Foreign currency transactions	8,698
Securities sold short	23,669
Change in net unrealized appreciation/depreciation on investment securities, futures contracts, options, foreign currency transactions and securities sold short	2,240,849
Net gain on investments, futures, foreign currency transactions and securities sold short	2,194,826
Net Increase in Net Assets From Operations	$1,755,296

See notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six	For the
	Months Ended	Year Ended
	4/30/06**	10/31/05
Operations
Net investment loss	$(439,530)	$(1,139,584)
Net realized gain (loss) on:
Investment securities	(59,211)	(363,762)
Futures contracts	(19,179)	(160,419)
Foreign currency transactions	8,698	(3,072)
Securities sold short	23,669	95,457
Change in net unrealized appreciation/depreciation on investment securities, futures contracts, options, foreign currency transactions and securities sold short	2,240,849	1,012,737
Net increase/decrease in net assets from operations	1,755,296	(558,643)

Share Transactions (Note 2)
Proceeds from sales of shares	1,887,442	4,426,281
Cost of shares redeemed	(5,798,675)	(22,517,860)
Redemption fees	3,389	1,284
Net increase (decrease) in net assets from share transactions	(3,907,844)	(18,090,295)
Net increase (decrease) in net assets	(2,152,548)	(18,648,938)

Net Assets
Beginning of period	28,594,715	47,243,653
End of period *	$26,442,167	$28,594,715

* Includes accumulated net investment loss of:	$(2,533,200)	$(2,093,670)
** Unaudited

See notes to Financial Statements

FINANCIAL HIGHLIGHTS

	For the Six		For the
	Months Ended		Year Ended
	4/30/06**		10/31/05
Selected Per-Share Data
Net asset value — beginning of period	$9.17		$9.31
Income from investment operations:
Net investment loss	(0.27)		(0.48)
Net realized and unrealized gain on investments	0.89		0.34
Total from investment operations	0.62		(0.14)
Net asset value — end of period	$9.79		$9.17
Total Return(2)	6.76%		(1.50)%
Ratios and Supplemental Data
Net assets, end of period (000)	$26,442		$28,595
Ratio of expenses to average net assets (excluding dividends/interest on short sales/swaps)	4.58	%(1)	4.57%
Ratio of expenses to average net assets	4.58	%(1)	4.71%
Ratio of net investment loss to average net assets	(3.29	)%(1)	(2.95)%
Portfolio turnover rate	7%		120%

(1) Annualized
(2) Total returns for less than one year are not annualized.
** Unaudited

See notes to Financial Statements

NOTES to FINANCIAL STATEMENTS

April 30, 2006 (Unaudited)

1. Significant Accounting and Operating Policies Agile Funds, Inc., an open-end registered investment company (the “Company”) was organized as a Maryland corporation by Articles of Incorporation dated February 12, 2003. The Company currently offers one series of shares to investors, the Agile Multi-Strategy Fund (the “Fund”). The Fund is a non-diversified series with an investment objective to achieve consistent absolute returns with low correlation to traditional financial market indices. The Fund commenced operations on January 21, 2004. The Articles of Incorporation permit the Directors to create additional funds and classes.

The following summarizes the significant accounting policies of the Fund.

Security Valuation: The net asset value of Fund shares is determined as of the close of the regular session of trading on the NYSE (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. Each determination will be made by valuing portfolio securities, including open short positions, puts and calls, and futures contracts, which are traded on the various exchanges including the NASDAQ National Market System or similar electronic exchange, at the last reported sales price; by valuing portfolio securities for which a quote is readily available at the last quoted price; by valuing portfolio securities for which no sale was reported on a particular day and securities traded on the over-the-counter market at the mean between the last bid and asked prices; and by valuing portfolio securities or other assets for which market quotations are not readily available at fair value in good faith and under the supervision of the Board of Directors, although others may do the actual calculation. The valuation assigned to fair-valued securities for purposes of calculating the Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign Securities: Trading in foreign securities may be completed at times that vary from the closing of the NYSE. In computing net asset value, the Fund values foreign securities at the latest closing price on the exchange on which they are primarily traded immediately prior to the closing of the NYSE. Some foreign currency exchange rates may also be determined at the latest rate immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. If these events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund’s Board of Directors.

Futures Contracts: A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell stock index futures contracts, interest rate futures contracts, currency futures and other commodity futures. The Fund may also buy or write put or call options on these futures contracts.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund periodically. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Options: The Fund may write put and call options. When the Fund writes a put or call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities, which is included in the Annual and Semi-Annual reports to shareholders, as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may also purchase put and call options. When the Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s Statement of Assets and Liabilities, which is included in the Annual and Semi-Annual reports to shareholders, as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

Written option activity as of April 30, 2006 was as follows:

	Written Call Options		Written Put Options
	Contracts	Premiums	Contracts	Premiums
Outstanding, October 31, 2005	514	$70,456	77	$67,575
Options written	1,866	315,620	67	13,662
Options exercised or closed	(1,329)	(177,696)	(127)	(27,738)
Options expired	(20)	(570)	—	—
Outstanding, April 30, 2006	1,031	$207,810	17	$53,499

Swap Agreements: The Fund may enter into equity swap agreements for the purpose of attempting to obtain a desired return or exposure to certain equity securities or equity indices in an expedited manner or at a lower cost to the Fund than if the Fund had invested directly in such securities. Swap agreements are two party contracts in which the parties agree to exchange the returns (or differentials in return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of particular securities or securities representing a particular index. Parties may also enter into bilateral swap agreements, which obligate one party to pay the amount of any net appreciation in a basket or index of securities while the Counterparty is obligated to pay the amount of any net depreciation. The Fund records an increase or decrease to realized gain (loss), in the amount due to or owed by the Fund at termination or settlement.

Short Sales: The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

Use of Estimates: The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Income Taxes: The Fund complies with the requirements under Subschapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made.

Distributions to Shareholders: Dividends from net investment income and distributions of net realized gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

Other: Investment security transactions are accounted for on a trade-date basis. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. Realized gains and losses from securities transactions are determined using the specific identification method for financial reporting and income tax purposes. Income, fees and expenses, and realized and unrealized gains and losses are allocated daily to the Fund’s outstanding shares.

2. Shares of Beneficial Interest On April 30, 2006 there were 300,000,000 shares of $.001 par value common stock authorized for the Fund. Transactions in shares of common stock were as follows:

	For the Six Months Ended April 30, 2006	For the Year Ended October 30, 2005
Shares sold	198,221	474,206
Shares issued as reinvestment of dividends	—	—
Shares redeemed	(617,489)	(2,428,931)
Net decrease in shares	(419,268)	(1,954,725)

3. Investment Transactions Purchases and sales of investment securities, other than short-term securities, for the six months ended April 30, 2006, aggregated $2,512,030 and $1,557,089, respectively.

4. Federal Income Taxation and Distributions At April 30, 2006, the cost of securities on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

Cost of investments	$23,080,234
Gross unrealized appreciation	2,586,232
Gross unrealized depreciation	(311,533)
Net unrealized appreciation on investments	$2,274,699

Distributions paid to shareholders are based on the net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses, capital losses related to sales of securities within 30 days of purchase, cost of investments sold and net capital losses.

5. Investment Advisory, Sub-Advisory and Operating Agreements Tactical Allocation Services, Inc. (“Tactical”) serves as the Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Trust. As compensation for its services to the Fund, Tactical receives an annual investment advisory fee of 2.5% based on the Fund’s average daily net assets. Tactical, in its capacity as adviser has entered into sub-advisory agreements with Quantative Equity Securities, LLC and Centaur Capital Partners, L.P. to manage a portion of the investments of the Fund. Tactical pays each sub-advisor an annual negotiated fee out of its investment advisory fee received pursuant to the applicable Investment Advisory Agreement.

The Trust has entered into an Operating Services Agreement with Tactical to provide all day to day services to the Fund. The Fund will pay Tactical an annual operating service fee of 1.00% of the Fund’s daily net assets.

6. Distributor The Directors have adopted a distribution and service plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 for the Fund. Under the plan, ALPS Distributors, Inc. (“ADI”), the Distributor, receives a combined annual rate of 1.00% of the average daily net assets of the Fund, consisting of a 0.75% asset-based sales charge fee and a 0.25% service charge fee. ADI under the distribution and service plan, will pay all or a portion of this fee to financial intermediaries and other third parties including Greenberg and Associates Securities, Inc., an affiliated broker-dealer of the investment advisor, as compensation for their ongoing sales support services.

7. Agile Dynamic Fund Linked Warrant At April 30, 2006, the Fund was invested in Agile Dynamic Fund Linked Warrants. Each warrant entitles the Fund to receive from Societe Generale Warrants Limited N.V. (the “Issuer”), a cash settlement amount linked to the performance of the Agile Dynamic Fund (“ADF”), a hypothetical reference portfolio selected by Tactical. The warrants will expire, and will be deemed exercised automatically on February 2, 2009.

The investment objective of ADF is to seek capital appreciation over the medium term. Tactical has currently selected a reference portfolio consisting of a diversified basket of alternative investment strategies.

The settlement amount in respect of each warrant is an amount equal to the greater of zero or the product of (a) $100,000, the notional amount of each warrant and (b) the difference between the settlement price and the exercise price.

The settlement price in respect of a warrant is expressed as a percentage of the appreciation or depreciation of the underlying units of ADF. The units are valued on a daily basis on the fair value of ADF’s underlying investments. The exercise price, in respect of each warrant, is 75%.

The value of the Reference Portfolio is determined by the Issuer. At April 30, 2006, the Reference Portfolio consists of investments in individually managed accounts stated at an estimated fair value, which generally represent the Fund’s proportional share of the managed accounts. However, due to inherent uncertainty of valuations, the estimated values may differ significantly from the values that would have been obtained had a ready market for the managed accounts or the Warrants itself existed, and the differences could be material. The Fund also may have risk associated with its concentration of investments in one geographic region and in certain industries.

Additionally, the Fund is exposed to concentration and counterparty risks because a substantial amount of its assets are invested in the Warrant with the Issuer. In the event that the Issuer should fail to honor the terms of the Warrant agreement, the Fund may not have immediate access to the value of its investment.

Under the terms of the Warrant, the Fund has no legal or beneficial ownership interest in the Reference Portfolio.

Certain information for Reference Portfolio components underlying the Warrant is disclosed below.

Reference Portfolio Components	% of Net Assets	4/30/06 Fair Value	Investment Objective
Component 1	3.07%	$812,607	Event Driven & Risk Arbitrage
Component 2	4.34%	1,146,356	Event Driven & Risk Arbitrage
Component 3	0.82%	217,663	Event Driven & Risk Arbitrage
Component 4	2.03%	536,901	Fixed Income Arbitrage
Component 5	1.05%	275,706	Fixed Income Arbitrage
Component 6	1.10%	290,217	Funds of Hedge Funds
Component 7	1.04%	275,706	Global Macro
Component 8	1.92%	507,879	Long/Short Equity
Component 9	3.07%	812,607	Long/Short Equity
Component 10	0.88%	232,173	Long/Short Equity
Component 11	3.51%	928,694	Long/Short Equity
Component 12	4.55%	1,204,400	Long/Short Equity
Other Component	27.50%	7,269,931	Unallocated
	54.88%	$14,510,840

8. Concentrations of Credit Risk The Fund is engaged in various trading and brokerage activities in which counterparties primarily include broker-dealers, banks, and other financial institutions. In the event counterparties do not fulfill their obligations, the Fund may be exposed to risk. The risk of default depends on the creditworthiness of the counterparty or issuer of the instrument. It is the Fund’s policy to review, as necessary, the credit standing of each counterparty.

Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Fund’s Forms N-Q are available without a charge, upon request, by contacting Agile Funds at 1-866-842-4553 and on the Commission’s website at http://www.sec.gov. You may also review and copy Form N-Q at the Commission’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the Commission at 1-800-SEC-0330.

Proxy Voting

Fund policies and procedures used in determining how to vote proxies relating to fund securities and a summary of proxies voted by the Fund for the period ended June 30, 2005, are available without a charge, upon request, by contacting Agile Funds at 1.866.842.4553 and on the Commission’s website at http://www.sec.gov.

Sub-Advisory Agreements

On March 3, 2006, the Board of Directors (the “Board”) met in person to discuss, among other things, the renewal of the Sub-Advisory Agreements (“Sub-Advisory Agreements”) between Tactical Allocation Services, Inc. (“Tactical” or the “Adviser”), Adviser to Agile Funds, Inc. (the “Company”), Centaur Capital Partners, L.P. (“Centaur”) and Quantitative Equity Strategies, LLC (“QES”). As part of its review, the Board reviewed materials furnished by Tactical and third parties, and considered, among other things, the following material factors (although no one factor or subset of factors was dispositive with respect to their decision to renew the existing sub-advisory agreements with Centaur and QES):

Centaur

The Board considered, among other things, the following material factors (although no one factor or subset of factors was dispositive with respect to their decision to renew the existing subadvisory agreement with Centaur):

• Nature, extent, and quality of the services to be performed by Centaur. The Board, including the Independent Directors, reviewed the nature, extent, and quality of the services to be performed by Centaur, including benefits to shareholders that could accrue from including Centaur in the overall investment strategy of a multi-strategy fund. The Board, including the Independent Directors, reviewed the background of the principals of Centaur and Centaur’s past performance. Among other things, they also considered the size, education, and experience of the sub-adviser’s investment staff, their use of technology, and the sub-adviser’s approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board, including the Independent Directors, concluded that, based on the analysis above, the nature, extent, and quality of services to be performed by Centaur would be beneficial to the fund shareholders, and that Centaur had the institutional capabilities to deliver those services;

• Investment Performance of Centaur. The Board, including the Independent Directors, reviewed the performance track record of Centaur and its portfolio manager. Based in part on the experience, reputation, qualifications, and background of Mr. Ashton, the Board, including the Independent Directors, concluded that the performance could, if sustainable, provide significant benefits for the Fund shareholders;

• Amount and Nature of Fees To Be Paid To Centaur. The Board, including the Independent Directors, reviewed the amount and nature of fees to be paid to Centaur. The Board, including the Independent Directors, concluded that that the fees to be paid by the shareholders would remain fair and reasonable, primarily because the overall management fee would not increase if Centaur were to continue as a Sub-Adviser to the Fund;

• Economies of Scale. The Board, including the Independent Directors, considered whether there have been economies of scale in respect of the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale in relation to the Centaur agreement. The Board, including the Independent Directors, concluded that because of the current size of the Fund, and the anticipated size of the Fund at least in the short term, the available economies of scale were not significant at this time;

• Comparison of Services and Fees With Other Similar Arrangements. The Board, including the Independent Directors, reviewed the Centaur Agreement and compared it with the other current and proposed sub-advisory agreements involving the Fund. The Board, including the Independent Directors, concluded that the proposed services and fees contained in the Centaur Agreement were fair and reasonable, in part because the proposed sub-advisory fee contained in the Centaur Agreement was similar to the sub-advisory fees in the other sub-advisory agreements, and in part because the overall management fee would not increase if Centaur were to become a Sub-Adviser to the Fund; and

• Ancillary Benefits. The Board, including the Independent Directors, reviewed the absence of any benefits to the Adviser or Centaur from the use of “soft” commission dollars to pay for research and brokerage services because of a Board prohibition on the use of such services. The Board, including the Independent Directors, considered whether there were any other intangible benefits that would accrue to Centaur or the Adviser by virtue of their relationship with the Fund, taking into account the other relationships between Centaur and the Adviser, if any, and concluded that such benefits, if any, would not be disadvantageous to the Fund shareholders.

Quantitative Equity Strategies

The Board considered, among other things, the following material factors (although no one factor or subset of factors was dispositive with respect to their decision to renew the existing subadvisory agreement with QES):

• Nature, extent, and quality of the services to be performed by QES. The Board, including the Independent Directors, reviewed the nature, extent, and quality of the services to be performed by QES, including benefits to shareholders that could accrue from including QES in the overall investment strategy of a multi-strategy fund. The Board, including the Independent Directors, reviewed the background of the principals of QES and QES’s past performance. Among other things, they also considered the size, education, and experience of the Sub-Adviser’s investment staff, their use of technology, and the Sub-Adviser’s approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board, including the Independent Directors, concluded that, based on the analysis above, the nature, extent, and quality of services to be performed by QES would be beneficial to the Fund shareholders, and that QES had the institutional capabilities to deliver those services;

• Investment Performance of QES. The Board, including the Independent Directors, reviewed the performance track record of QES and its portfolio manager. Based in part on the experience, reputation, qualifications, and background of Mr. Warwick, the Board, including the Independent Directors, concluded that the performance could, if sustainable, provide significant benefits for the Fund shareholders;

• Amount and Nature of Fees To Be Paid To QES. The Board, including the Independent Directors, reviewed the amount and nature of fees to be paid to QES. The Board, including the Independent Directors, concluded that that the fees to be paid by the shareholders would remain fair and reasonable, primarily because the overall management fee would not increase if QES were to continue as a Sub-Adviser to the Fund;

• Economies of Scale. The Board, including the Independent Directors, considered whether there have been economies of scale in respect of the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale in relation to the QES agreement. The Board, including the Independent Directors, concluded that because of the current size of the Fund, and the anticipated size of the Fund at least in the short term, the available economies of scale were not significant at this time;

• Comparison of Services and Fees With Other Similar Arrangements. The Board, including the Independent Directors, reviewed the QES Agreement and compared it with the other current and proposed sub-advisory agreements involving the Fund. The Board, including the Independent Directors, concluded that the proposed services and fees contained in the QES Agreement were fair and reasonable, in part because the proposed sub-advisory fee contained in the QES Agreement was similar to the sub-advisory fees in the other sub-advisory agreements, and in part because the overall management fee would not increase if QES were to become a Sub-Adviser to the Fund; and

• Ancillary Benefits. The Board, including the Independent Directors, reviewed the absence of any benefits to the Adviser or QES from the use of “soft” commission dollars to pay for research and brokerage services because of a Board prohibition on the use of such services. The Board, including the Independent Directors, considered whether there were any other intangible benefits that would accrue to QES or the Adviser by virtue of their relationship with the Fund, taking into account the other relationships between QES and the Adviser, if any, and concluded that such benefits, if any, would not be disadvantageous to the Fund shareholders.

Based upon such information as the Board considered necessary to the exercise of its reasonable business judgment and its evaluation of all of the material factors listed above, and after much discussion, the Board unanimously approved the continuation of the Sub- Advisory Agreements between Tactical, Centaur, and QES, for the maximum term permitted under the Investment Company Act of 1940, as amended (the “1940 Act”).

DIRECTORS

April 30, 2006 (Unaudited)

The following is a list of the directors and executive officers of the Company and their principal occupations over the last five years. Except for their service on the Company’s Board of Directors, the independent directors named below have not held any positions during the past two years with the Fund, any investment company, any investment adviser, any underwriter of the Fund, or any affiliate of the Fund or its investment advisers or underwriters.

Independent Directors

Name, Age and Address	Position with Agile Funds, Inc	Principal Occupation During the Past 5 years	Other Directorships
Geoffrey T. Pavlic (39) 24901 Northwestern Highway Suite 611 Southfield, MI 48075	Director	Mr. Pavlic has practiced law since 1995, and is currently an attorney with Steinberg Shapiro & Clark	None

Larry F. Pisciotta (63) 6911 S. Yosemite Street Englewood, CO 80012	Director	Founder and President of Brakes Plus®	None

Daniel L. Swires (51) 9830 Isabelle Road Lafayette, CO 80026	Director	Certified Public Accountant with Daniel L. Swires, CPA	None

Interested Directors and Officers

Name, Age and Address	Position with Agile Funds, Inc	Principal Occupation During the Past 5 years	Other Directorships
Timothy Barnett (33) 4909 Pearl East Circle Suite 300 Boulder, CO 80301	Director	Timothy Barnett has served as the Vice President of the Adviser since January 2003. In addition, Mr. Barnett is currently the Treasurer of Greenberg & Associates, Inc.	None

Michael Brady (37) 4909 Pearl East Circle Suite 300 Boulder, CO 80301	Chief Financial Officer, Treasurer and Secretary

Michael Brady has served as the President of the Adviser since 1996. Mr. Brady has been the President of Agile Group, LLC, a registered investment adviser, since 2001. In addition, Mr. Brady has been a Vice President and Secretary of Greenberg & Associates Securities, Inc., an NASD member broker/dealer, since 1996.

None

Interested Directors and Officers

Name, Age and Address	Position with Agile Funds, Inc.	Principal Occupation During the Past 5 years	Other Directorships
Neal R. Greenberg (51) 4909 Pearl East Circle Suite 300 Boulder, CO 80301	Senior Portfolio Manager & Director

Neal R. Greenberg has served as the Chief Executive Officer of the Adviser and on the Adviser’s Board of Directors since 1996. In addition, Mr. Greenberg has been the President of Greenberg & Associates, Inc., a registered investment adviser, since 1990. Since 2001, Mr. Greenberg has been the Chief Executive Officer of Agile, LLC, a registered investment adviser. Since 1996, Mr. Greenberg has been the President and Treasurer of Greenberg & Associates Securities, Inc., an NASD member broker/dealer.

None

Marc Nicolay (30) 4909 Pearl East Circle Suite 300 Boulder, CO 80301	President and Chief Executive Officer	Marc Nicolay has not served in any executive capacity with the Adviser. Mr. Nicolay has been employed by affiliates of the Adviser since 1997.	None

Steve Erwin (38) 4909 Pearl East Circle Suite 300 Boulder, CO 80301	Chief Compliance Officer	Steve Erwin has not served in any executive capacity with the Adviser. Mr. Erwin has served as the general counsel of the Agile Group since 2005.	None

AGILE FUNDS, INC.

P. O. Box 1355

Denver, CO 80201-1355

1.866.84.AGILE

(866.842.4453)

This Fund is neither insured nor guaranteed by the U.S. Government, the FDIC, the Federal Reserve Board or any other governmental agency or insurer.

This material must be accompanied or preceded by a current prospectus. Please read it carefully before investing.

For more information, please call 1.866.842.4453.

ALPS Distributors, Inc., distributor

Item 2 - Code of Ethics

Not applicable to semi-annual report.

Item 3 - Audit Committee Financial Expert

Not applicable to semi-annual report.

Item 4 - Principal Accountant Fees and Services

Not applicable to semi-annual report.

Item 5 - Audit Committee of Listed Registrants

Not applicable.

Item 6 - Schedule of Investments

Schedule of Investments is included as part of the report to shareholders filed under item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10 - Submission of Matters to Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors.

Item 11 - Controls and Procedures

(a)                                  The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the Registrant’s internal control over financial reporting during Registrant’s first fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12 - Exhibits

(a)(1)                    Not applicable to semi-annual report.

(a)(2)                    Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

(a)(3)                    Not applicable.

(b)                                 A certification for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached as Ex99.906CERT. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AGILE FUNDS, INC.

By:	/s/Marc Nicolay
Marc Nicolay
President (Principal Executive Officer)

Date:	July 7, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Marc Nicolay
Marc Nicolay
President (Principal Executive Officer)

Date:	July 7, 2006

By:	/s/Michael Brady
Michael Brady
Treasurer (Principal Financial Officer)

Date:	July 7, 2006